WARRANTS (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants Outstanding at December 31, 2013	17,941,113	20,709,845	19,550,817
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at December 31, 2013	1,284,000	3,154,800
Average Remaining Contractual Life	1 month	1 month
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at December 31, 2013	120,000	564,000
Average Remaining Contractual Life	2 months	2 months
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at December 31, 2013	249,600	264,000
Average Remaining Contractual Life	3 months	3 months
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 0.46	$ 0.33
Number of warrants Outstanding at December 31, 2013	600,000	1,188,000
Average Remaining Contractual Life	5 months	4 months
Weighted Average Exercise Price	$ 0.46	$ 0.33
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 0.46	$ 0.33
Number of warrants Outstanding at December 31, 2013	150,000	120,000
Average Remaining Contractual Life	10 months	5 months
Weighted Average Exercise Price	$ 0.46	$ 0.33
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 0.85	$ 0.33
Number of warrants Outstanding at December 31, 2013	40,000	249,600
Average Remaining Contractual Life	13 months	6 months
Weighted Average Exercise Price	$ 0.85	$ 0.33
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 0.40	$ 0.46
Number of warrants Outstanding at December 31, 2013	333,333	600,000
Average Remaining Contractual Life	17 months	8 months
Weighted Average Exercise Price	$ 0.40	$ 0.46
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 0.33	$ 0.46
Number of warrants Outstanding at December 31, 2013	439,637	150,000
Average Remaining Contractual Life	22 months	13 months
Weighted Average Exercise Price	$ 0.33	$ 0.46
Exercise Price Range Nine [Member]
Range of Exercise Prices	$ 0.16	$ 0.85
Number of warrants Outstanding at December 31, 2013	750,000	40,000
Average Remaining Contractual Life	24 months	16 months
Weighted Average Exercise Price	$ 0.16	$ 0.85
Exercise Price Range Ten [Member]
Range of Exercise Prices	$ 0.30	$ 0.4
Number of warrants Outstanding at December 31, 2013	964,912	333,333
Average Remaining Contractual Life	40 months	20 months
Weighted Average Exercise Price	$ 0.30	$ 0.4
Exercise Price Range Eleven [Member]
Range of Exercise Prices	$ 0.30	$ 0.33
Number of warrants Outstanding at December 31, 2013	4,824,561	439,637
Average Remaining Contractual Life	41 months	25 months
Weighted Average Exercise Price	$ 0.30	$ 0.33
Exercise Price Range Twelve [Member]
Range of Exercise Prices	$ 0.06	$ 0.16
Number of warrants Outstanding at December 31, 2013	7,067,002	750,000
Average Remaining Contractual Life	43 months	27 months
Weighted Average Exercise Price	$ 0.06	$ 0.16
Exercise Price Range Thirteen [Member]
Range of Exercise Prices	$ 0.16	$ 0.3
Number of warrants Outstanding at December 31, 2013	1,118,068	964,912
Average Remaining Contractual Life	47 months	43 months
Weighted Average Exercise Price	$ 0.16	$ 0.3
Exercise Price Range Fourteen [Member]
Range of Exercise Prices		$ 0.3
Number of warrants Outstanding at December 31, 2013		4,824,561
Average Remaining Contractual Life		44 months
Weighted Average Exercise Price		$ 0.3
Exercise Price Range Fifteen [Member]
Range of Exercise Prices		$ 0.06
Number of warrants Outstanding at December 31, 2013		7,067,002
Average Remaining Contractual Life		46 months
Weighted Average Exercise Price		$ 0.06